UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 7120

New York, NY 10118

(Address of principal executive offices) (Zip code)

Joseph Feldschuh, MD

350 Fifth Avenue

Suite 7120

New York, NY 10118

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-330-8500

DATE OF FISCAL YEAR END: DECEMBER 31, 2013

DATE OF REPORTING PERIOD: JUNE 30, 2013

Item 1. Report to Shareholders

Daxor Corporation

Financial Statements
For the Period Ended
June 30, 2013

ITEM 1

Daxor Corporation

August 12, 2013

Dear Fellow Shareholder:

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. The Company began reporting as an investment company as of January 1, 2012.

We have attached a report of our portfolio holdings and investment activity for the six months ended June 30, 2013. Please review this information carefully.

The Company’s investment policy is to maintain a minimum of 80% of its portfolio in electric utilities. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary or advisable. Investments in non-utility stocks will generally not exceed 20% of the value of the portfolio. At June 30, 2013, investments in electric utilities made up 89.1% of the value of the Company’s portfolio. Dividends from the Company’s investments in electric utilities made up 90.2% of the Company’s total dividends received for the six months ended June 30, 2013. The Company is receiving dividend income on 56 of the 70 common and preferred stocks in its investment portfolio at June 30, 2013.

At June 30, 2013, net fair value over cost of the Company’s securities portfolio totaled $26,304,951. This was comprised of net fair value over cost of $26,822,068 and net cost over fair value of $(517,117).

The portfolio turnover rate for the six months ended June 30, 2013 was 8.25% which indicates an average holding period in excess of ten years for our investment portfolio. The investment approach of management is to buy stocks which it is prepared to hold for the long term. There are stocks in our portfolio which we have held in excess of 20 years.

The Company maintains a diversified securities portfolio which consists primarily of the common and preferred stocks of electric utility companies. The Company sells covered calls on portions of its portfolio and also sells puts on stocks it is willing to own. It also sells uncovered calls and may have net short positions in common stock up to 15% of the value of the portfolio. The net short position is the total fair market value of the Company’s short positions reduced by the amount due to the Company from the Broker. If the amount due from the Broker is more than the fair market value of the short positions, the Company will have a net receivable from the Broker. At June 30, 2013 the net receivable from the Broker was 0.40% of the value of the Company’s portfolio.

The Company engages in the short selling of stock. When this occurs, the short position is marked to market and this adjustment is recorded as an unrealized gain or loss in the statement of operations. The Company uses historical cost to determine all gains and losses. The fair market value is readily obtainable because all of the Company’s marketable securities are classified as Level 1.

The Company also uses options as follows in order to increase yearly investment income:

a)	The use of “Call” Options. Covered options can be sold up to a maximum of 20% of the value of the portfolio. This provides extra income in addition to dividends received from the Company’s investments. The risk of this strategy is that investments may be called away, which the Company may have preferred to retain. Therefore, a limitation of 20% is placed on the amount of stock on which options can be written. The amount of the portfolio on which options are actually written is usually between 3-10% of the portfolio. The historical turnover of the portfolio is such that the average holding period is in excess of five years for our securities.

b)	The use of “Put” options. Put options are written on stocks which the Company is willing to purchase. While the Company does not have a high rate of turnover in its portfolio, there is some turnover; for example, due to preferred stocks being called back by the issuing Company, or stocks being called away because call options have been written. If the stock does not go below the put exercise price, the Company records the proceeds from the sale as income. If the put is exercised, the cost basis is reduced by the proceeds received from the sale of the put option. There may be occasions where the cost basis of the stock is lower than the market price at the time the option is exercised.

c)	Speculative Short Sales/Short Options. The Company normally limits its speculative transactions to no more than 15% of the value of the portfolio. The Company may sell uncovered calls on certain stocks. If the stock price does not rise to the price of the call, the option is not exercised and the Company records the proceeds from the sale of the call as income. If the call is exercised, the Company will have a short position in the related stock. The Company then has the choice of covering the short position, or selling a put against it. If the put is exercised, then the short position is covered. The Company’s current accounting policy is to mark to market at the end of each quarter any short positions, and include it in the income statement. While the Company may have speculative positions equal to 15% of its accounts, in actual practice the net short stock positions usually account for less than 10% of the assets of the Company.
1

The Company realized a net loss from investments for the six months ended June 30, 2013 of $(550,630). The most significant items are as follows: Gains of $603,615 on the sale of 32,174 shares of Exelon and $697,463 on the sale of 14,000 shares of Entergy. The Company incurred the following losses during the current six month period in order to close short positions: $(765,411) on 2,500 shares of Intuitive Surgical Group, $(300,595) on 12,500 shares of Hewlett Packard and $(282,685) on 500 shares of Apple. The Company also lost $(767,556) on the sale of 334,900 shares of USEC.

The Company realized a net loss from short sales of $(6,128,318) for the six months ended June 30, 2013. These losses were mostly due to covering the following short positions: $(4,053,655) on 28,100 shares of Netflix, Inc., $(1,355,333) on 9,800 shares of Intuitive Surgical, Inc. and $(346,712) on 5,500 shares of Apple, Inc.

At June 30, 2013, the Company had net assets of $30,740,767 or $7.47 per share versus net assets of $35,113,819 or $8.50 per share at December 31, 2012. Net assets decreased by $(4,373,052) during the six months ended June 30, 2013. The main reason for the decrease in net assets was the realized losses on short positions of $(6,128,318).

Since we are now reporting as an investment company, we no longer issue an Annual Report on Form 10-K. Any shareholder who is interested in learning more about our medical instrumentation and biotechnology operations should visit our website at www.daxor.com for more detailed information. We periodically issue press releases regarding research reports and placements of the BVA-100 Blood Volume Analyzer in hospitals. Blood volume measurement is a fundamental tool for accurate diagnosis and treatment in a variety of medical and surgical conditions. Among these conditions are congestive heart failure, critical care medicine and intensive care unit medicine, hypertension, syncope, pre-operative blood screening for hidden anemia, anemia in cancer patients, kidney failure, and hyponatremia, as well as additional conditions.

Despite the fact that blood volume derangements are commonly encountered in these conditions, treatment is based on indirect measurements and clinical signs that are, at best, crude guesstimates of what a patient’s actual blood volume status is. Dr. David Goldfarb of the NYU Medical Center performed a study on renal dialysis patients involving blood volume measurements just before dialysis and immediately after dialysis which demonstrated how variable the source of the fluid removed during dialysis is. Some patients had their fluid removed from their blood volume primarily while some patients had fluid removed from their extra vascular space. Renal dialysis patients have a 65% chance of being dead within five years after starting dialysis. 25% of the patients have a major “crash” episode each year. A crash episode is essentially a collapse of a patient’s blood pressure. It is possible that using blood volume measurement, combined with an inexpensive instrument that enables red cell concentration for patients to be monitored continuously during dialysis, and for physicians to obtain a scientific assessment of what blood volume changes the patient is undergoing during renal dialysis.

The Renal Research Group is a stand-alone dialysis facility in Manhattan. They are conducting another study on dialysis patients involving blood volume measurements. It is our hope that these types of studies will stimulate physicians who operate renal dialysis centers to incorporate such a basic test as blood volume measurement into their treatment protocols.

Hyponatremia is a condition in which patients have a low sodium concentration. Such conditions are frequently encountered in hospital patients. There are two primary causes of hyponatremia. One cause is inappropriate secretion of a brain hormone called vasopressin which causes water retention and dilution of the sodium. A drug called Tolvaptan, which blocks this hormone, is frequently administered to such patients. Literature enclosed by the manufacturer of Tolvaptin, sold as Samsca, states that the drug should not be used in patients with hypomatremia and low blood volume (hypovolemic). However, we have found, based on informal surveys, that this drug is frequently administered without the patient’s blood volume actually being measured. One major study (EVEREST Study) involving 4,133 patients published in JAMA (JAMA, March 28, 2007 – Vol. 297. No. 12) showed that there was no apparent benefit compared to a placebo in comparison to this drug. There were high death rates in both groups of patients.

The other major cause of hyponatremia is what is called renal salt wasting or cerebral salt wasting. These are conditions where the kidneys lose extra salt and such patients typically have a low blood volume. Giving a drug such as Tolvaptan to a patient who has a low blood volume and hyponatremia makes it very likely that the patient may develop kidney failure or have a collapse of the circulation and die. A recent study from Christiana Medical Center in Delaware reported that 40% of the patients diagnosed with cerebral salt wasting had low blood volume. Such patients definitely would not be candidates for a drug such as Tolvaptan. If physicians are treating these extremely critical conditions on the basis of crude guesstimates of a patient’s blood volume, it is not too surprising that there are high death rates in these conditions.

Septicemia is caused by bacteria in the circulation and is a common occurrence in intensive care units. Death rates vary from 20% to 40% depending on the institution. Dr. Mihae Yu is one of the senior authors of an article published in Shock (A Prospective Randomized Trial Using Blood Volume Analysis in Addition to Pulmonary Artery Catheter, Compared with Pulmonary Artery Catheter Alone, to Guide Shock Resuscitation in Critically Ill Surgical Patients, Shock, Vol. 35, No. 3, pp. 220-228, 2011), which showed the different survival rates in 100 patients (a death rate of 8% for the patients whose treatment was guided by blood volume measurement versus a 24% death rate in a control group whose treatment was guided by the usual clinical laboratory parameters without blood volume measurement).

At the recent Critical Care Congress, there was a presentation about the dozens of different pharmaceutical agents which have been tested for the treatment of sepsis and ultimately failed. Pharmaceutical companies have spent hundreds of millions of dollars on these various products. It is not surprising that they failed because the fundamental derangement in sepsis is the inability to deliver adequate circulation to all parts of the body. In sepsis there is damage to the capillary walls. Physicians commonly treat patients with sepsis with what is called a water challenge. This is a crude guesstimate which may result in flooding a patient’s lungs or inadequately providing circulation to the organs of the body. It is not surprising that death rates from 20% to 40% are common in such situations.

2

We are diligently pursuing our educational efforts to encourage physicians to treat critically ill patients with blood volume derangements on the basis of evidence based medicine, which means measuring a patient’s blood volumes instead of guessing.

With respect to our autologous blood storage program, we are still pursuing our efforts to encourage individuals to store their own blood. As a physician whose father died from a contaminated transfusion, I continue to be astonished at individuals who are happy to spend from $2,000 to $3,000 per year insuring their car but consider it extravagant to spend one dollar per day to store their own blood.

We recently received a blood banking contract from Stroock & Stroock & Lavan LLP. Stroock is a national law firm with two offices in Manhattan and one each in Los Angeles, Miami and Washington DC. They have over 750 employees and approximately 600 of them work at their main office in lower Manhattan. The contract provides eligible employees at Stroock with the ability to store their own blood for future use.

The American Medical Association has specifically stated that the safest blood to use is your own. Frozen blood stored at 150 degrees below freezing can be used for up to 10 years after it has been collected. Red blood cells can be used for up to 42 days after collection. However, studies have shown that there is a significant decrease in the effectiveness of the blood cells after only two weeks of refrigerated storage. In contrast, blood frozen at extremely low temperatures has similar characteristics to freshly donated blood once it is thawed and processed.

Some of the benefits of using your own blood during surgery are:

●	Improved surgical outcomes

●	Reduced costs

●	Reduced risk of anemia at the time of surgery

●	Greater protection against infection

There are non surgical conditions which can lead to the use of anti-coagulants, analgesics and aspirin. This can cause sudden blood loss which lowers the hematocrit and hemoglobin levels. Individuals who take these medications would benefit from storing their own blood for the following reasons:

●	Protect against heart and kidney failure

●	Reduce risk of anemia

●	Strengthening the immune system

We are in the process of creating professional grade videos in order to provide additional educational material to the public about the benefits of this most important form of protection.

Go Paperless with E-Delivery

In order to sign up for electronic delivery of shareholder reports and prospectuses, please send an email to info@daxor.com. If you do not hold your account directly with Daxor, please contact the firm that holds your account about electronic delivery.

Cordially Yours,

Joseph Feldschuh, MD

President

3

Daxor Corporation

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 149.46%

Automobile Manufacturing-0.02%
General Motors Company (a)	100	$3,331
General Motors Liq. Co. (a)	100	3,070
		$6,401
Banking-5.15%
Diversified Banks-4.82%
Bank of America Corp.	115,195	$1,481,408

Regional Banks-0.33%
First Niagara Financial Group, Inc.	5,000	$50,350
Popular, Inc. (a)	1,700	51,629
		$101,979

Total Banking		$1,583,387

Bio Technology-0.06%
Mannkind Corp. (a)	2,600	$16,913

Chemical Manuafacturing-0.05%
USEC, Inc. (a)	57,000	$16,705

Communication Services-0.27%
Clearwire Corp. (a)	5,000	$24,975
Frontier Communications Corp.	12,500	50,625
Novatel Wireless Inc. (a)	2,000	7,900
		$83,500
Consumer Products and Services-0.20%
NutriSystem, Inc.	5,000	$58,900
PHH Corp.(a)	79	1,610
		$60,510
Diversified Computer Systems-1.70%
Hewlett Packard	21,000	$523,280

Investment Services-0.87%
United States Natural Gas Fund, LLP (a)	14,062	$266,475

Iron and Steel-0.16%
AK Steel Holding Corp.(a)	16,300	$49,552

Oil & Gas Operations-0.46%
Exco Resources, Inc.	12,500	$95,500
Williams Companies, Inc.	1,200	38,964
WPX Energy Inc. (a)	400	7,576
		$142,040
Semi-Conductors-0.11%
Advanced Micro Devices, Inc. (a)	5,000	$20,400
First Solar, Inc. (a)	300	13,443
		$33,843
4

Daxor Corporation

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS-149.46%

Utilities-140.22%
Electric Utilities-137.43%
Ameren Corp.	4,000	$137,760
American Electric Power Co. Inc.	22,600	1,012,028
Avista Corp.	14,396	388,980
Calpine Corp. (a)	1,328	28,193
Centerpoint Energy, Inc.	5,000	117,450
CH Energy Group, Inc.	39,400	2,560,606
CMS	41,500	1,127,555
DTE Energy Co.	47,000	3,149,470
Duke Energy Corp.	18,117	1,222,898
Edison International	7,000	337,120
Entergy Corp.	111,145	7,744,584
Exelon Corp.	118,900	3,671,632
Firstenergy Corp.	98,286	3,669,999
Great Plains Energy Inc.	21,000	473,340
Hawaiian Electric Industries, Inc.	58,200	1,473,042
National Grid PLC Shares	62,951	3,567,433
National Grid PLC ADR	30,392	344,521
NISOURCE Inc.	44,000	1,260,160
Northeast Utilities	41,320	1,736,266
NRG Energy, Inc.	1,100	29,370
NV Energy, Inc.	1,500	35,190
Pepco Holdings Inc.	2,201	44,372
PG & E Corp.	7,000	320,110
Pinnacle West Capital Corp.	31,002	1,719,681
PNM Resources, Inc.	78,750	1,747,463
Teco Energy, Inc. (a)	2,000	34,380
UIL Holdings Corp.	22,332	854,199
UNITIL Corp.	52,900	1,527,752
Westar Energy, Inc.	42,941	1,372,394
XCEL Energy, Inc.	19,050	539,877
		$42,247,825
Natural Gas Utilities-2.79%
Integrys Energy Group, Inc.	4,500	$263,385
Southwest Gas Corp.	1,000	46,790
Spectra Energy Corp.	15,925	548,776
		$858,951

Total Utilities		$43,106,776

Waste Management-0.19%
Veolia Environment SA ADR	5,000	$57,050

Total Common Stock (Cost $20,244,759)-149.46%		$45,946,432
5

Daxor Corporation

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Market Value

Preferred Stocks-6.18%
Diversified Banks-4.87%
Bank of America Corp., 6.204% Series D	1,000	$24,750
Bank of America Corp., 7.25% Series J Div Perp	6,000	152,700
Bank of America Corp., 7.250% Series L	700	776,377
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	63,325
Citigroup, 6.35% Callable Due 03/15/67	1,200	30,072
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	267,000
Goldman Sachs Group, 6.20% Series B Callable	1,000	24,990
JP Morgan Chase & Co., 8.625% Series J callable	1,500	38,084
Wells Fargo Company, 8.00% Series J Non-Cumulative	4,000	115,760
		$1,493,058

Electric Utilities-1.23%
Duquesne Light Co. Preferred, 3.75% Callable	400	$17,400
Pacific Gas & Electric, 5% Series D	1,000	24,360
Pacific Gas & Electric, 5% Series E	1,100	27,390
Pacific Gas & Electric, 6% Series A	4,200	125,916
Southern California Edison, 4.32% Callable	5,500	123,200
Southern California Edison, 4.78% Callable	2,500	60,500
		$378,766

Life Insurance-0.08%
MetLife Inc., Series B	1,000	$25,280

Total Preferred Stock (Cost $1,293,826)-6.18%		$1,897,104

Total Investment in Securities (Cost $21,538,585)-155.64%		$47,843,536

Investment in Operating Division (10.78%)		$3,314,996

Current Federal Income Tax Refund Receivable (2.80%)		$860,000

Other Assets (1.04%)		$321,078

Total Assets-170.26%		$52,339,610
Total Liabilities-(70.26%)		(21,598,843)
Net Assets-100.00%		$30,740,767
6

Daxor Corporation
Schedule of Investments (Continued)
June 30, 2013 (Unaudited)

At June 30, 2013, the net unrealized appreciation for investment in securities based on cost for federal income tax purposes of $17,098,218 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of tax effect	$17,434,344
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of tax effect	(336,126)
Net unrealized appreciation, net of tax effect	$17,098,218

(a)	Non-income producing security

Portfolio Analysis

As of June 30, 2013

Percentage of Net Assets
Common Stock
Automobile Manufacturing	0.02%
Banking	5.15%
Bio Technology	0.06%
Chemical Manufacturing	0.05%
Communication Services	0.27%
Consumer Products and Services	0.20%
Diversified Computer Services	1.70%
Investment Services	0.87%
Iron and Steel	0.16%
Oil & Gas Operations	0.46%
Semi-Conductors	0.11%
Utilities	140.22%
Waste Management	0.19%
Total Common Stock	149.46%

Preferred Stock
Diversified Banks	4.87%
Electric Utilities	1.23%
Life Insurance	0.08%
Total Preferred Stock	6.18%

Total Investment in Securities	155.64%
7

Daxor Corporation
Schedule of Investments (Continued)
June 30, 2013 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 06/30/13	Value of Short Position at 06/30/13
Securities Sold Short-(72.62%)
Apple, Inc.	(1,000)	$(396,530)
Best Buy Co. Inc.	(10,900)	(297,897)
Coach, Inc.	(15,000)	(856,350)
First Solar, Inc.	(15,400)	(690,074)
Gap, Inc.	(5,000)	(208,650)
General Electric Co.	(2,500)	(57,975)
Green Mountain Coffee Roasters Inc.	(40,000)	(3,008,720)
Intuitive Surgical, Inc.	(8,200)	(4,150,282)
KB Home	(3,000)	(58,890)
Netflix, Inc.	(47,000)	(9,921,230)
Ralph Lauren Corporation	(2,000)	(347,480)
Pool Corp.	(5,000)	(262,050)
Research in Motion Limited	(21,200)	(221,752)
Simon Property Group Inc.	(25,000)	(3,948,000)
Starbucks Corporation	(3,500)	(229,285)
Toll Brothers Inc.	(1,500)	(48,945)
UBS AG	(5,000)	(84,750)
Total Securities Sold Short (80.64%)		$(24,788,860)

Receivable from Broker (81.25%)		24,976,194

Net receivable due from broker (0.61%)		$187,334

The accompanying notes are an integral part of these financial statements.

8

Daxor Corporation
Summary of Options
As at June 30, 2013

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Open Options Written-(3.94%)
Call Options Written-(1.90%)
AK Steel Holding Corp.	(75)	5.50	01/17/2014	$(600)
Apple, Inc.	(5)	510.00	07/19/2013	(8)
Apple, Inc.	(10)	520.00	07/19/2013	(7)
Apple, Inc.	(5)	550.00	07/19/2013	—
Apple, Inc.	(10)	460.00	08/16/2013	(1,717)
Apple, Inc.	(5)	530.00	08/16/2013	(99)
Apple, Inc.	(5)	540.00	08/16/2013	(77)
Apple, Inc.	(5)	430.00	10/18/2013	(567)
Apple, Inc.	(5)	600.00	10/18/2013	(190)
Bank of America Corp.	(100)	13.00	07/19/2013	(2,866)
Bank of America Corp.	(50)	14.00	07/19/2013	(250)
Bank of America Corp.	(50)	15.00	07/19/2013	(18)
Bank of America Corp.	(100)	13.00	08/16/2013	(4,578)
Bank of America Corp.	(250)	14.00	08/16/2013	(3,833)
Bank of America Corp.	(100)	15.00	08/16/2013	(517)
Bank of America Corp.	(60)	15.00	09/20/2013	(585)
Bank of America Corp.	(50)	13.00	11/15/2013	(4,137)
Bank of America Corp.	(50)	14.00	11/15/2013	(2,211)
Bank of America Corp.	(100)	15.00	11/15/2013	(2,155)
Bank of America Corp.	(50)	16.00	11/15/2013	(514)
Bank of America Corp.	(150)	15.00	01/17/2014	(5,716)
Bank of America Corp.	(100)	17.00	01/17/2014	(1,218)
Entergy Corp.	(50)	67.50	07/19/2013	(13,125)
Entergy Corp.	(50)	70.00	07/19/2013	(5,000)
Exelon Corp.	(50)	31.00	07/19/2013	(2,375)
Exelon Corp.	(50)	32.00	07/19/2013	(750)
Exelon Corp.	(26)	33.00	07/19/2013	(156)
Exelon Corp.	(50)	34.00	07/19/2013	(150)
Exelon Corp.	(50)	35.00	07/19/2013	(19)
Exelon Corp.	(50)	36.00	07/19/2013	(3)
Exelon Corp.	(50)	30.00	10/18/2013	(8,750)
Exelon Corp.	(50)	31.00	10/18/2013	(6,250)
Exelon Corp.	(50)	32.00	10/18/2013	(4,250)
Exelon Corp.	(50)	33.00	10/18/2013	(2,500)
Exelon Corp.	(50)	34.00	10/18/2013	(1,500)
Exelon Corp.	(50)	35.00	10/18/2013	(875)
Exelon Corp.	(50)	36.00	10/18/2013	(502)
Exelon Corp.	(50)	35.00	01/17/2014	(2,000)
First Solar, Inc.	(50)	45.00	07/19/2013	(10,925)
First Solar, Inc.	(19)	25.00	09/20/2013	(38,017)
First Solar, Inc.	(10)	26.00	09/20/2013	(19,175)
First Solar, Inc.	(50)	27.00	09/20/2013	(91,250)
First Solar, Inc.	(35)	35.00	09/20/2013	(39,333)
Hewlett Packard Co.	(150)	22.00	08/16/2013	(46,875)
Hewlett Packard Co.	(40)	23.00	08/16/2013	(9,357)
Hewlett Packard Co.	(40)	24.00	08/16/2013	(6,579)
Hewlett Packard Co.	(40)	23.00	11/15/2013	(12,600)
Hewlett Packard Co.	(25)	24.00	11/15/2013	(6,350)
Hewlett Packard Co.	(40)	25.00	11/15/2013	(8,080)
Hewlett Packard Co.	(60)	26.00	11/15/2013	(9,522)
Hewlett Packard Co.	(90)	25.00	01/17/2014	(22,230)
Intuitive Surgical, Inc.	(5)	525.00	07/19/2013	(4,200)
Intuitive Surgical, Inc.	(5)	530.00	07/19/2013	(3,359)
9

Daxor Corporation
Summary of Options (Continued)
As at June 30, 2013 (Unaudited)

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Call Options Written-(1.90%)
Intuitive Surgical, Inc.	(5)	540.00	07/19/2013	$(2,163)
Intuitive Surgical, Inc.	(5)	550.00	07/19/2013	(1,345)
Intuitive Surgical, Inc.	(5)	560.00	07/19/2013	(813)
Intuitive Surgical, Inc.	(5)	570.00	07/19/2013	(480)
Intuitive Surgical, Inc.	(5)	600.00	07/19/2013	(112)
Intuitive Surgical, Inc.	(5)	540.00	08/16/2013	(3,818)
Intuitive Surgical, Inc.	(5)	550.00	08/16/2013	(2,675)
MannKind Corp	(26)	3.50	08/16/2013	(8,060)
Netflix, Inc.	(15)	220.00	07/19/2013	(7,312)
Netflix, Inc.	(10)	225.00	07/19/2013	(3,444)
Netflix, Inc.	(15)	230.00	07/19/2013	(3,712)
Netflix, Inc.	(10)	220.00	08/16/2013	(15,705)
Netflix, Inc.	(10)	225.00	08/16/2013	(13,900)
Netflix, Inc.	(15)	230.00	08/16/2013	(18,075)
Netflix, Inc.	(15)	235.00	08/16/2013	(19,823)
Netflix, Inc.	(10)	240.00	08/16/2013	(11,694)
NutriSystem Inc.	(50)	10.00	07/19/2013	(9,000)
Research In Motion Limited	(50)	15.00	07/19/2013	(100)
Simon Property Group Inc.	(35)	160.00	07/19/2013	(7,927)
Simon Property Group Inc.	(20)	165.00	07/19/2013	(1,251)
Simon Property Group Inc.	(20)	170.00	07/19/2013	(352)
Simon Property Group Inc.	(20)	165.00	08/16/2013	(4,007)
Simon Property Group Inc.	(20)	170.00	08/16/2013	(1,996)
Simon Property Group Inc.	(35)	160.00	10/18/2013	(21,636)
Simon Property Group Inc.	(20)	165.00	10/18/2013	(7,974)
Simon Property Group Inc.	(20)	170.00	10/18/2013	(4,829)
Simon Property Group Inc.	(20)	175.00	10/18/2013	(2,787)
United States Natural Gas Fund, LLP	(84)	26.00	07/19/2013	(2)
USEC, Inc.	(50)	1.00	07/19/2013	(250)
Total Call Options Written				$(583,162)
10

Daxor Corporation
Summary of Options (Continued)
As at June 30, 2013 (Unaudited)

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written-(2.04%)
American International Group, Inc.	(100)	27.00	11/15/2013	$(2,066)
Apple, Inc.	(5)	380.00	07/19/2013	(2,106)
Apple, Inc.	(5)	390.00	07/19/2013	(3,638)
Apple, Inc.	(5)	395.00	07/19/2013	(4,697)
Apple, Inc.	(5)	400.00	07/19/2013	(5,923)
Apple, Inc.	(10)	405.00	07/19/2013	(14,818)
Apple, Inc.	(10)	360.00	08/16/2013	(5,832)
Apple, Inc.	(5)	370.00	08/16/2013	(4,241)
AT&T, Inc.	(50)	30.00	10/18/2013	(1,415)
AT&T, Inc.	(50)	25.00	01/17/2014	(1,207)
Bank of America Corp.	(100)	10.00	07/19/2013	(15)
Bank of America Corp.	(50)	11.00	07/19/2013	(126)
Bank of America Corp.	(50)	12.00	07/19/2013	(450)
Bank of America Corp.	(40)	13.00	07/19/2013	(1,680)
Bank of America Corp.	(50)	14.00	07/19/2013	(5,925)
Bank of America Corp.	(50)	7.00	08/16/2013	(12)
Bank of America Corp.	(50)	8.00	08/16/2013	(76)
Bank of America Corp.	(210)	9.00	08/16/2013	(492)
Bank of America Corp.	(300)	10.00	08/16/2013	(1,078)
Bank of America Corp.	(200)	11.00	08/16/2013	(1,519)
Bank of America Corp.	(150)	12.00	08/16/2013	(3,117)
Bank of America Corp.	(50)	13.00	08/16/2013	(2,900)
Bank of America Corp.	(150)	11.00	09/20/2013	(2,301)
Bank of America Corp.	(150)	12.00	09/20/2013	(5,146)
Bank of America Corp.	(100)	13.00	09/20/2013	(7,423)
Bank of America Corp.	(40)	14.00	09/20/2013	(5,520)
Bank of America Corp.	(50)	10.00	10/18/2013	(550)
Bank of America Corp.	(50)	11.00	10/18/2013	(1,150)
Bank of America Corp.	(50)	12.00	10/18/2013	(2,354)
Bank of America Corp.	(50)	8.00	11/15/2013	(221)
Bank of America Corp.	(100)	9.00	11/15/2013	(816)
Bank of America Corp.	(150)	10.00	11/15/2013	(2,235)
Bank of America Corp.	(125)	11.00	11/15/2013	(3,672)
Bank of America Corp.	(150)	12.00	11/15/2013	(8,283)
Bank of America Corp.	(275)	10.00	01/17/2014	(7,425)
Bank of America Corp.	(235)	12.00	01/17/2014	(17,610)
Bank of America Corp.	(50)	7.00	01/16/2015	(1,360)
Bank of America Corp.	(150)	10.00	01/16/2015	(12,326)
Bank of America Corp.	(100)	12.00	01/16/2015	(15,400)
Bank of New York Corporation	(50)	18.00	01/17/2014	(1,243)
Bank of New York Corporation	(50)	20.00	01/17/2014	(1,865)
Best Buy Co. Inc.	(50)	21.00	07/19/2013	(77)
Best Buy Co. Inc.	(50)	22.00	07/19/2013	(134)
Best Buy Co. Inc.	(50)	23.00	07/19/2013	(249)
Best Buy Co. Inc.	(50)	23.00	08/16/2013	(1,258)
Best Buy Co. Inc.	(100)	17.00	09/20/2013	(1,319)
Best Buy Co. Inc.	(50)	20.00	09/20/2013	(1,627)
Best Buy Co. Inc.	(50)	21.00	09/20/2013	(2,169)
Best Buy Co. Inc.	(50)	19.00	12/20/2013	(3,143)
Best Buy Co. Inc.	(50)	15.00	01/17/2014	(1,554)
Best Buy Co. Inc.	(50)	18.00	01/17/2014	(3,088)
Best Buy Co. Inc.	(50)	20.00	01/17/2014	(4,637)
Blackstone Group LP	(50)	12.00	01/17/2014	(714)
Blackstone Group LP	(40)	15.00	01/17/2014	(1,821)
11

Daxor Corporation
Summary of Options (Continued)
As at June 30, 2013 (Unaudited)

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written-(2.04%)
BP PLC	(40)	38.00	08/16/2013	$(1,320)
BP PLC	(35)	37.00	10/18/2013	(2,660)
BP PLC	(40)	35.00	01/17/2014	(3,948)
Cisco Systems, Inc.	(50)	13.00	01/17/2014	(396)
Cisco Systems, Inc.	(50)	15.00	01/17/2014	(715)
Citigroup, Inc.	(50)	27.00	01/17/2014	(1,244)
Citigroup, Inc.	(50)	30.00	01/17/2014	(1,869)
Citigroup, Inc.	(100)	25.00	01/16/2015	(8,125)
Coach, Inc.	(50)	55.00	07/19/2013	(2,619)
Coach, Inc.	(50)	40.00	08/16/2013	(225)
Coach, Inc.	(50)	42.00	08/16/2013	(514)
Coach, Inc.	(25)	45.00	08/16/2013	(500)
Coach, Inc.	(50)	50.00	08/16/2013	(3,114)
Coach, Inc.	(100)	30.00	11/15/2013	(616)
Coach, Inc.	(70)	35.00	11/15/2013	(766)
Coach, Inc.	(50)	35.00	01/17/2014	(1,355)
Consolidated Edison, Inc.	(45)	40.00	01/17/2014	(668)
Consolidated Edison, Inc.	(35)	45.00	01/17/2014	(1,085)
Delta Air Lines Inc.	(50)	7.00	01/17/2014	(366)
Exco Resources Inc.	(50)	7.00	07/19/2013	(375)
Exco Resources Inc.	(100)	6.00	09/20/2013	(1,265)
Exco Resources Inc.	(50)	7.00	09/20/2013	(1,875)
Exco Resources Inc.	(100)	5.00	01/17/2014	(1,810)
Exco Resources Inc.	(70)	7.00	01/17/2014	(5,266)
Exelon Corp.	(50)	30.00	07/19/2013	(1,263)
Exelon Corp.	(22)	35.00	07/19/2013	(9,064)
Exelon Corp.	(50)	25.00	10/18/2013	(910)
Exelon Corp.	(50)	31.00	10/18/2013	(7,934)
Exelon Corp.	(50)	32.00	10/18/2013	(10,821)
Exelon Corp.	(50)	28.00	01/17/2014	(5,140)
First Solar, Inc.	(50)	34.00	07/19/2013	(342)
First Solar, Inc.	(100)	38.00	07/19/2013	(3,500)
First Solar, Inc.	(50)	40.00	07/19/2013	(3,225)
First Solar, Inc.	(50)	45.00	07/19/2013	(11,900)
First Solar, Inc.	(50)	35.00	08/16/2013	(4,350)
First Solar, Inc.	(50)	16.00	09/20/2013	(57)
First Solar, Inc.	(50)	17.00	09/20/2013	(93)
First Solar, Inc.	(35)	30.00	09/20/2013	(2,362)
First Solar, Inc.	(50)	40.00	09/20/2013	(14,850)
Gap, Inc.	(50)	21.00	09/20/2013	(250)
Gap, Inc.	(50)	15.00	01/17/2014	(180)
Gap, Inc.	(50)	17.00	01/17/2014	(307)
General Electric Co.	(75)	13.00	09/20/2013	(39)
General Electric Co.	(50)	15.00	09/20/2013	(124)
General Electric Co.	(50)	18.00	09/20/2013	(361)
General Electric Co.	(50)	15.00	12/20/2013	(430)
General Electric Co.	(50)	18.00	12/20/2013	(1,114)
General Electric Co.	(50)	15.00	01/17/2014	(625)
General Motors Company	(35)	18.00	01/17/2014	(415)
Green Mountain Coffee Roasters Inc.	(50)	50.00	07/19/2013	(625)
Green Mountain Coffee Roasters Inc.	(65)	55.00	07/19/2013	(1,105)
Green Mountain Coffee Roasters Inc.	(50)	57.50	07/19/2013	(1,050)
Green Mountain Coffee Roasters Inc.	(100)	60.00	07/19/2013	(2,900)
Green Mountain Coffee Roasters Inc.	(50)	62.50	07/19/2013	(1,950)
12

Daxor Corporation
Summary of Options (Continued)
As at June 30, 2013 (Unaudited)

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written-(2.04%)
Green Mountain Coffee Roasters Inc.	(85)	65.00	07/19/2013	$(4,675)
Green Mountain Coffee Roasters Inc.	(35)	50.00	08/16/2013	(2,135)
Green Mountain Coffee Roasters Inc.	(35)	55.00	08/16/2013	(3,728)
Green Mountain Coffee Roasters Inc.	(50)	15.00	01/17/2014	(133)
Hartford Financial Services Group, Inc.	(50)	20.00	09/20/2013	(483)
Hartford Financial Services Group, Inc.	(50)	15.00	01/17/2014	(311)
Hewlett Packard Co.	(50)	21.00	07/19/2013	(225)
Hewlett Packard Co.	(50)	22.00	07/19/2013	(425)
Hewlett Packard Co.	(50)	23.00	07/19/2013	(900)
Hewlett Packard Co.	(100)	20.00	08/16/2013	(1,414)
Hewlett Packard Co.	(40)	21.00	08/16/2013	(840)
Hewlett Packard Co.	(58)	22.00	08/16/2013	(1,955)
Hewlett Packard Co.	(20)	23.00	08/16/2013	(1,080)
Hewlett Packard Co.	(50)	15.00	11/15/2013	(686)
Hewlett Packard Co.	(50)	18.00	11/15/2013	(1,750)
Hewlett Packard Co.	(50)	19.00	11/15/2013	(2,400)
Intuitive Surgical, Inc.	(5)	320.00	07/19/2013	(100)
Intuitive Surgical, Inc.	(5)	330.00	07/19/2013	—
Intuitive Surgical, Inc.	(7)	340.00	07/19/2013	(350)
Intuitive Surgical, Inc.	(3)	380.00	07/19/2013	(19)
Intuitive Surgical, Inc.	(5)	390.00	07/19/2013	(68)
Intuitive Surgical, Inc.	(5)	400.00	07/19/2013	(161)
Intuitive Surgical, Inc.	(5)	410.00	07/19/2013	(244)
Intuitive Surgical, Inc.	(5)	420.00	07/19/2013	(405)
Intuitive Surgical, Inc.	(5)	425.00	07/19/2013	(469)
Intuitive Surgical, Inc.	(5)	430.00	07/19/2013	(560)
Intuitive Surgical, Inc.	(5)	440.00	07/19/2013	(817)
Intuitive Surgical, Inc.	(5)	445.00	07/19/2013	(955)
Intuitive Surgical, Inc.	(5)	450.00	07/19/2013	(1,188)
Intuitive Surgical, Inc.	(5)	400.00	08/16/2013	(667)
Intuitive Surgical, Inc.	(5)	425.00	08/16/2013	(1,217)
iShares Silver Trust	(25)	17.00	07/19/2013	(585)
iShares Silver Trust	(50)	17.00	01/17/2014	(5,491)
Johnson Controls Inc.	(50)	20.00	07/19/2013	—
Johnson Controls Inc.	(65)	23.00	01/17/2014	(1,823)
Johnson & Johnson	(50)	50.00	01/17/2014	(803)
JP Morgan Chase & Co.	(50)	23.00	09/20/2013	(12)
JP Morgan Chase & Co.	(50)	25.00	09/20/2013	(39)
JP Morgan Chase & Co.	(50)	28.00	09/20/2013	(158)
KB Home	(50)	10.00	07/19/2013	—
KB Home	(50)	10.00	01/17/2014	(950)
MannKind Corp	(100)	4.00	08/16/2013	(2,300)
MannKind Corp	(50)	3.50	11/15/2013	(2,305)
Microsoft Corporation	(50)	23.00	07/19/2013	—
Microsoft Corporation	(50)	24.00	07/19/2013	—
Microsoft Corporation	(50)	23.00	10/18/2013	(303)
Microsoft Corporation	(50)	24.00	10/18/2013	(394)
Monsanto Co.	(50)	45.00	01/17/2014	(634)
Morgan Stanley	(50)	10.00	07/19/2013	—
Morgan Stanley	(50)	11.00	07/19/2013	—
Morgan Stanley	(50)	12.00	07/19/2013	—
Morgan Stanley	(50)	15.00	07/19/2013	(10)
Morgan Stanley	(50)	15.00	10/18/2013	(697)
Morgan Stanley	(50)	16.00	10/18/2013	(879)
13

Daxor Corporation
Summary of Options (Continued)
As at June 30, 2013 (Unaudited)

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written-(2.04%)
Morgan Stanley	(50)	13.00	01/17/2014	$(1,030)
Morgan Stanley	(50)	15.00	01/17/2014	(1,744)
Mosaic Company	(50)	37.50	09/20/2013	(443)
Netflix, Inc.	(20)	160.00	07/19/2013	(242)
Netflix, Inc.	(20)	165.00	07/19/2013	(396)
Netflix, Inc.	(40)	170.00	07/19/2013	(1,294)
Netflix, Inc.	(20)	175.00	07/19/2013	(985)
Netflix, Inc.	(30)	180.00	07/19/2013	(2,250)
Netflix, Inc.	(25)	185.00	07/19/2013	(3,062)
Netflix, Inc.	(60)	190.00	07/19/2013	(10,920)
Netflix, Inc.	(20)	195.00	07/19/2013	(5,420)
Netflix, Inc.	(30)	200.00	07/19/2013	(12,000)
Netflix, Inc.	(20)	205.00	07/19/2013	(11,420)
Netflix, Inc.	(10)	130.00	08/16/2013	(617)
Netflix, Inc.	(10)	140.00	08/16/2013	(1,095)
Netflix, Inc.	(20)	150.00	08/16/2013	(3,880)
Newmont Mining Corporation	(35)	30.00	07/19/2013	(4,218)
Newmont Mining Corporation	(50)	25.00	09/20/2013	(4,109)
NRG Energy, Inc.	(40)	18.00	09/20/2013	(515)
NRG Energy, Inc.	(50)	19.00	09/20/2013	(750)
NRG Energy, Inc.	(50)	18.00	01/17/2014	(1,863)
Pitney Bowes Inc.	(60)	12.00	07/19/2013	(59)
Pitney Bowes Inc.	(50)	13.00	07/19/2013	(361)
Pitney Bowes Inc.	(50)	10.00	10/18/2013	(875)
Pitney Bowes Inc.	(50)	12.00	10/18/2013	(1,750)
Pitney Bowes Inc.	(50)	13.00	10/18/2013	(2,858)
Pitney Bowes Inc.	(50)	14.00	10/18/2013	(4,629)
Pitney Bowes Inc.	(50)	15.00	10/18/2013	(7,307)
Pool Corp.	(35)	30.00	07/19/2013	(1,050)
Pool Corp.	(15)	45.00	07/19/2013	(300)
PPL Corporation	(50)	25.00	10/18/2013	(559)
Ralph Lauren Corporation	(25)	80.00	07/19/2013	—
Ralph Lauren Corporation	(30)	120.00	07/19/2013	—
Ralph Lauren Corporation	(30)	130.00	07/19/2013	(1)
Ralph Lauren Corporation	(20)	150.00	07/19/2013	(251)
Ralph Lauren Corporation	(20)	120.00	10/18/2013	(893)
Ralph Lauren Corporation	(20)	140.00	10/18/2013	(2,809)
Research In Motion Limited	(50)	7.00	07/19/2013	(100)
Research In Motion Limited	(50)	8.00	07/19/2013	(220)
Research In Motion Limited	(55)	9.00	07/19/2013	(749)
Research In Motion Limited	(50)	10.00	07/19/2013	(2,000)
Research In Motion Limited	(50)	11.00	07/19/2013	(4,750)
Research In Motion Limited	(50)	11.00	08/16/2013	(6,469)
Simon Property Group Inc.	(19)	105.00	07/19/2013	(1)
Research In Motion Limited	(50)	7.00	09/20/2013	(650)
Research In Motion Limited	(85)	8.00	09/20/2013	(2,465)
Research In Motion Limited	(50)	9.00	09/20/2013	(2,975)
Research In Motion Limited	(50)	10.00	09/20/2013	(5,105)
Simon Property Group Inc.	(35)	110.00	07/19/2013	(10)
Simon Property Group Inc.	(30)	115.00	07/19/2013	(33)
Simon Property Group Inc.	(55)	120.00	07/19/2013	(225)
Simon Property Group Inc.	(30)	135.00	07/19/2013	(345)
Simon Property Group Inc.	(20)	160.00	07/19/2013	(8,450)
Simon Property Group Inc.	(20)	165.00	07/19/2013	(15,238)
14

Daxor Corporation
Summary of Options (Continued)
As at June 30, 2013 (Unaudited)

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written-(2.04%)
Simon Property Group Inc.	(20)	170.00	07/19/2013	$(24,384)
Simon Property Group Inc.	(20)	175.00	07/19/2013	(34,180)
Simon Property Group Inc.	(30)	115.00	10/18/2013	(1,515)
Simon Property Group Inc.	(30)	120.00	10/18/2013	(2,115)
Simon Property Group Inc.	(25)	135.00	10/18/2013	(4,613)
St. Joe Co.	(50)	16.00	09/20/2013	(750)
St. Joe Co.	(96)	17.00	09/20/2013	(1,793)
St. Joe Co.	(50)	15.00	12/20/2013	(1,000)
Starbucks Corporation	(50)	50.00	07/19/2013	(150)
Suntrust Banks, Inc.	(50)	20.00	07/19/2013	(1)
Teva Pharmaceutical Industries Limited	(50)	32.50	12/20/2013	(2,096)
Toll Brothers Inc.	(15)	28.00	08/16/2013	(627)
Toll Brothers Inc.	(50)	21.00	09/20/2013	(540)
Toll Brothers Inc.	(35)	25.00	09/20/2013	(1,315)
Toll Brothers Inc.	(50)	15.00	01/17/2014	(358)
Toll Brothers Inc.	(40)	20.00	01/17/2014	(1,490)
UBS AG	(50)	16.00	09/20/2013	(2,750)
United States Natural Gas Fund, LLP	(50)	17.00	07/19/2013	(320)
United States Natural Gas Fund, LLP	(50)	18.00	07/19/2013	(1,121)
United States Natural Gas Fund, LLP	(50)	17.00	10/18/2013	(3,091)
United States Natural Gas Fund, LLP	(50)	18.00	10/18/2013	(4,925)
United States Natural Gas Fund, LLP	(75)	19.00	10/18/2013	(11,029)
United States Natural Gas Fund, LLP	(75)	20.00	10/18/2013	(15,538)
Veolia Environnement SA	(50)	12.50	07/19/2013	(6,125)
Verizon Communications, Inc.	(40)	35.00	10/18/2013	(452)
Verizon Communications, Inc.	(100)	30.00	01/17/2014	(1,669)
Verizon Communications, Inc.	(50)	35.00	01/17/2014	(1,629)
Warner Chilcott	(50)	11.00	07/19/2013	—
Warner Chilcott	(50)	12.00	07/19/2013	—
Warner Chilcott	(50)	13.00	07/19/2013	—
Warner Chilcott	(8)	11.00	10/18/2013	(160)
Warner Chilcott	(25)	12.00	10/18/2013	(625)
Wells Fargo Company	(50)	25.00	10/18/2013	(485)
Wells Fargo Company	(50)	25.00	01/17/2014	(1,105)
Total Put Options Written				$(629,439)

Total Call and Put Options Written-(Premium Received) (3.94%)				$(1,212,601)
Margin loans payable-(58.51%)				$(17,986,514)
Deferred income taxes, net (7.62)				$(2,342,179)
Liabilities in excess of other assets-(0.19%)				$(57,549)
TOTAL LIABILITIES-(70.26%)				$(21,598,843)
15

Daxor Corporation
 Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:
Investments in securities at fair value (identified cost $21,538,585)	$47,843,536
Investment in Operating Division	3,314,996
Receivables:
Broker	187,334
Prepaid Taxes	49,753
Dividends	83,991
Federal Tax Refund	860,000
Total Assets	52,339,610
Liabilities:
Payable:
Margin Loans	17,986,514
Call and Put Options	1,212,601
Income Taxes Payable	44,400
Accounts Payable and Accrued Expenses	13,149
Deferred income taxes, net	2,342,179
Total Liabilities	21,598,843

Net assets	$30,740,767
Net Asset Value, (10,000,000 shares authorized, 5,316,530 issued and 4,116,344 shares outstanding of $0.01 par value capital stock outstanding)	$7.47

Net assets consist of:
Capital paid in	$10,743,755
Undistributed net investment income	15,433,909
Net unrealized appreciation on investments	17,098,218
Treasury Stock	(12,535,115)
Net Assets	$30,740,767

The accompanying notes are an integral part of these financial statements.

16

Daxor Corporation
Statement of Operations
For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividend Income	$995,721

Expense:
Investment Administrative Charges	109,222
Professional Fees	78,789
Transfer Agent	29,042
Interest	104,190
Total Expenses	321,243
Net Investment Income Before Income Taxes	674,478
Income Tax Benefit	(2,162,250)
Net Investment Income	2,836,728

Realized and Unrealized Gain on Investments and Other items
Net realized loss from investments	(550,630)
Net realized gain from options	3,432,566
Net realized loss from short sales	(6,128,318)
Net change in unrealized depreciation on investments, net of deferred taxes of $1,011,690	(1,878,853)
Net change in unrealized depreciation on Operating Division	(1,956,308)
Net Realized and Unrealized losses on investments and other items	(7,081,543)

Net Decrease in Net Assets Resulting From Operations	$(4,244,815)

 The accompanying notes are an integral part of these financial statements.

17

Daxor Corporation
Statement of Changes in Net Assets

For the Six Months Ended June 30, 2013 (Unaudited) and the Year Ended December 31, 2012 (Audited)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012 (Audited)

Decrease in Net Assets from Investments
Net investment income	$2,836,728	$5,686,741
Net realized loss from investments	(550,630)	(4,185,917)
Net realized gain from options	3,432,566	5,433,703
Net realized loss from short sales	(6,128,318)	(4,435,731)
Net change in unrealized depreciation on investments	(1,878,853)	2,691,097
Net change in unrealized depreciation on Operating Division	(1,956,308)	(4,002,925)
Net (Decrease) Increase in Net Assets Resulting From Investments	(4,244,815)	1,186,968

Capital Share Transactions
Increase in net assets resulting from stock-based compensation expense	—	5,838
Decrease in net assets resulting from purchase of treasury stock	(128,237)	(572,786)
Decrease in net assets resulting from payment of dividends	—	(833,386)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(128,237)	(1,400,334)

Total Decrease in Net Assets	(4,373,052)	(213,366)

Net Assets:
Beginning of Period	35,113,819	35,327,185
End of Period (including undistributed net investment income of $15,433,909 and $20,985,950)	$30,740,767	$35,113,819

The accompanying notes are an integral part of these financial statements.

18

Daxor Corporation
Statement of Cash Flows
For the Six Months Ended June 30, 2013 (Unaudited)

Cash flows from operating activities:
Net loss from operations	$(4,244,815)
Net realized loss from investments	550,630
Net realized gain from options	(3,432,566)
Net realized loss from short sales	6,128,318
Net change in unrealized depreciation on investments	1,878,853
Investment in/Purchases of Operating Division	(1,975,122)
Net change in unrealized depreciation on Operating Division	1,956,308
Purchase of call and put options	(4,067,158)
Sale of call and put options	4,727,988
Purchases of securities	(11,732,324)
Proceeds from sales of securities	6,239,043
Increase in receivable from broker	(187,334)
Decrease in dividends receivable	64,085
Increase in prepaid taxes	(49,753)
Increase in accounts payable	1,840
Decrease in income tax refund receivable	1,290,000
Increase in income taxes payable	5,800
Decrease in securities sold short, net of receivable from broker	(874,797)
Deferred income taxes	(3,459,474)
Net cash used in operating activities	(7,180,478)

Cash provided by financing activities
Proceeds from margin loan payable	19,335,553
Repayment of margin loan payable	(12,026,838)
Purchase of treasury stock	(128,237)
Net cash provided by financing activities	7,180,478

Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for:

Income Taxes	$22,323

Interest	$104,190

The accompanying notes are an integral part of these financial statements.

19

Daxor Corporation
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

The annual financial information will be included in the Company’s annual report to Shareholders, a copy of which is available at no charge on request by calling 1-212-330-8500. Annual financial information for the Company prior to its registration as an investment company is available in its Annual Report on Form 10-K for the year ended December 31, 2011, filed with the Securities and Exchange Commission on March 28, 2012, copy of which is available at no charge by calling 1-212-330-8500.

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012 (Audited)

Net Asset Value Per Share, Beginning of Period	$8.50	$8.41

Net investment income	0.69	1.36
Net realized and unrealized (loss) from investments	(1.72)	(1.08)
Other	—	0.01
Total from Investment Operations	(1.03)	0.29

Less:
Dividends paid	(—)	(0.20)

Decrease (Increase) in Net Asset Value Per Share	(1.03)	0.09

Net Asset Value Per Share, End of Period	$7.47	$8.50

Total Return on Average Net Assets	(12.87%)	1.05%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$30,741	$35,113

Ratio of total expenses to average net assets	0.98%	1.66%

Ratio of net investment income before income taxes to average net assets	2.05%	5.15%

Ratio of net investment income to average net assets	8.62%	16.15%

Portfolio turnover rate	8.25%	18.92%

The accompanying notes are an integral part of these financial statements.

20

Daxor Corporation
Notes to Financial Statements

June 30, 2013 (Unaudited)

1. Organization and Investment Objective

Daxor Corporation (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. Effective January 1, 2012, the Company began reporting as an Investment Company. The Company also has an Operating Division that is a medical device company which provides biotechnology and cryobanking services (the “Operating Division’).

The Company’s investment goals, objectives and principal strategies are as follows:

1.	The Company’s investment goals and objectives are capital preservation, maintaining returns on capital with a high degree of safety and generating income from dividends and option sales to help offset operating losses from the Company’s Operating Division.

2.	In order to achieve these goals, the Company maintains a diversified securities portfolio comprised primarily of electric utility company common and preferred stocks. The Company also sells covered calls on portions of its portfolio and also sells puts on stocks it is willing to own. It also sells uncovered calls and may have net short positions in common stock up to 15% of the value of the portfolio. The net short position is the total fair market value of the Company’s short positions reduced by the amount due to the Company from the Broker. If the amount due from the Broker is more than the fair market value of the short positions, the Company will have a net receivable from the Broker. The Company’s investment policy is to maintain a minimum of 80% of its portfolio in equity securities of utility companies. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when Company management deems it to be necessary. Investments in utilities are primarily in electric companies. Investments in non-utility stocks will generally not exceed 20% of the value of the portfolio.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

Valuation of Investments

The Company carried its investments in securities at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available; representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

21

Daxor Corporation
Notes to Financial Statements

June 30, 2013 (Unaudited)

2. Significant Accounting Policies-(continued)

Valuation of Derivative Instruments

The Company accounts for derivative instruments under FASB 815, “Derivatives and Hedging,” which establishes accounting and reporting standards requiring that derivative instruments be recorded in the statements of financial condition at estimated fair value. The changes in the fair values of derivatives are included in the statements of operations as a component of net realized and unrealized loss from investments.

Investment Transactions and Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on the basis of identifying the specific securities delivered. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis.

Distributions

Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Company and used to pay expenses, to make additional investments or held in cash as a reserve. The Company may at its discretion pay dividends to shareholders.

Income Taxes

The Company accounts for income taxes under the provisions of FASB ASC 740, “Income Taxes.” This pronouncement requires recognition of deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period in which the enactment rate changes. Deferred tax assets and liabilities are reduced through the establishment of a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes under the provisions of FASB ASC 740-10-05, “Accounting for Uncertainties in Income Taxes” The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

22

Daxor Corporation
Notes to Financial Statements

June 30, 2013 (Unaudited)

3. Investments and related risks

The following tables summarize the inputs used as of June 30, 2013 for the Company’s assets and liabilities measured at fair value on a recurring basis at June 30, 2013, categorized by the above mentioned fair value hierarchy and also by denomination:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$45,946,432	$—	$—	$45,946,432
Preferred Stocks	1,897,104	—	—	1,897,104
Investment in Operating Division	—	—	3,314,996	3,314,996
Total	$47,843,536	$—	$3,314,996	$51,158,532

Liabilities	Level 1	Level 2	Level 3	Total
Call and Put Options	$1,212,601	$—	$—	$1,212,601

During the six months ended June 30, 2013, the Company realized proceeds of $6,239,043 from the sale of investment securities and $4,727,988 from writing call and put options. During the same period, the Company spent $ 11,732,324 to purchase investment securities and $4,067,158 to purchase call and put options.

The following table is a reconciliation of the beginning and ending balances for the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) during the six months ended June 30, 2013:

Balance at June 30, 2013

Balance, January 1, 2013	$3,296,182
Investment in/Loan to Operating Division	1,975,122
Unrealized Loss on Operating Division	(1,956,308)
Balance June 30, 2013	$3,314,996

The Company’s Level 3 assets consist of its investment in its Operating Division. Since its inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

23

Daxor Corporation
Notes to Financial Statements

June 30, 2013 (Unaudited)

4. Derivative Instruments

The Company writes call and put options in order to generate additional investment income as part of its investment strategy. In the opinion of management, the use of financial derivative instruments in its investment program is appropriate and customary for the investment strategies employed reducing certain investment risks.

The following table summarizes the Company’s activity in call and put options for the six months ended June 30, 2013.

Total Proceeds Received on open positions at 01/01/13	Sale of Options from 01/01/12-06/30/13	Expirations, Purchases and Assignments of Options from 01/01/12-06/30/13	Proceeds Received on open positions at 06/30/13	Market Value at 06/30/13	Change in Unrealized Deprecation at 06/30/13
$4,601,754	$4,727,988	$7,726,693	$1,603,049	$1,212,601	$390,448

The derivatives are shown at market value of $1,212,601 on the Statement of Assets and Liabilities at June 30, 2013 as “Call and Put Options.”

The following table summarizes the value of all derivatives as reported on the Statement of Assets and Liabilities at June 30, 2013:

Description	Market Value	Proceeds	Net Gain	Unrealized Gain	Unrealized (Loss)
Call Options	$583,162	$664,357	$81,195	$206,120	$(124,925)
Put Options	629,439	938,692	309,253	482,066	(172,813)
Total Options	$1,212,601	$1,603,049	$390,448	$688,186	$(297,738)

For the six months ended June 30, 2013, the Company recorded a net unrealized loss of $(626,970) on call and put options and a net realized gain of $3,432,566 on call and put options.

5. Income Taxes

The Company accrues income taxes in interim periods based upon it estimated annual effective tax rate.

The net income tax benefit for the six months ended June 30, 2013 is comprised of the following:

Over accrual of prior year federal refund	$1,290,000
Other	7,224
Total current income tax expense	1,297,224
Deferred income tax benefit	(3,459,474)
Net benefit for income taxes	$(2,162,250)

Federal tax refund receivable of $860,000 represents the estimated refund resulting from a carry back of the taxable loss from 2012 to 2010. The Company expects to receive this refund in 2013.

24

Daxor Corporation
Notes to Financial Statements

June 30, 2013 (Unaudited)

6. Deferred Income Taxes

Deferred income taxes result from differences in the recognition of gains and losses on marketable securities; stock options and mark to market on short positions, as well as carry forwards of the Company’s net operating losses of $1,996,995, net capital losses of $4,789,249 and tax credits of $1,104,430 for tax purposes.

The deferred income tax liability at June 30, 2013 is computed at the federal statutory rate of 35% and comprised of the following:

Deferred Tax Liabilities:

Fair value adjustment for available-for-sale securities	$9,206,733
Unrealized losses on short positions	(3,429,222)
Net Operating Loss-carry forward	(698,948)
Net Capital Loss-carry forward	(1,676,237)
Tax Credits carried forward	(1,104,430)
Others	44,283
$2,342,179

The Company is currently undergoing two audits. The Internal Revenue Service is reviewing our return for the year ended December 31, 2011. The audit was initiated as a result of a federal tax refund the Company received of approximately $2,000,000 for taxes paid in the years ended December 31, 2009 and December 31, 2010. Certain allocation percentages used on the Daxor New York City Income Tax Returns for the years ended December 31, 2010 and 2011 are currently under audit by the New York City Department of Taxation and Finance. Since neither audit has been completed, the Company cannot determine if any additional taxes, interest and penalties will be assessed.

Since the Company does not distribute all of its net investment income, it may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Company is not held to be a mere holding or investment company.

Provided the Company manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Company should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

7. Related Party Transactions

The Company reported $109,222 of investment administrative charges on the Statement of Operations for the six months Ended June 30, 2013. These charges represent a portion of the payroll and related expenses of three employees of the Operating Division for services performed for the Company.

8. Margin Loans

The Company has total margin loans payable at June 30, 2013 of $17,986,514. These loans are secured by the Company’s investments in marketable securities. The interest expense on the margin loans for the six months ended June 30, 2013 was $82,256.

The ability of the Company to incur margin debt at any given time is based on the current amount outstanding and the market value of the portfolio of marketable securities. There are no set repayment terms for any of the Company’s margin loans.

The following table summarizes the margin loan activity for the six months ended June 30, 2013:

Balance at 06/30/13	Weighted average interest rate at 06/30/13	Maximum amount outstanding during the period	Average amount outstanding during the period	Weighted average interest rate during the period
$17,986,514	1.03%	$19,391,527	$17,529,318	0.94%
25

Daxor Corporation
Notes to Financial Statements

June 30, 2013 (Unaudited)

9. Capital Stock

At June 30, 2013, there were 10,000,000 shares of $0.01 par value capital stock authorized. During the six months ended June 30, 2013, the Company repurchased 17,004 shares at a total cost of $128,237.

10. Recently Issued Accounting Pronouncement

In June 2013, the FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements. ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 but does not expect that ASU 2013-08 will have a material impact on the financial position or results of operations of the Company.

On July 18, 2013, the FASB issued Accounting Standards Update No. 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists” (“ASU 2013-11”). ASU 2013-11 is expected to reduce diversity in practice by providing guidance on the presentation of unrecognized tax benefits and will better reflect the manner in which an entity would settle at the reporting date any additional income taxes that would result from the disallowance of a tax position when net operating loss carry forwards, similar tax losses, or tax credit carry forwards exist. The amendments in this update should be applied prospectively for annual and interim periods beginning after December 15, 2013. The Company is currently evaluating the impact of its pending adoption of ASU 2013-11 on its consolidated financial statements.

11. Subsequent Events

The Company has evaluated subsequent events through the date of the filing.

26

Daxor Corporation
Supplemental Data

General

Investment Products Offered

●	Are not FDIC Insured

●	May Lose Value

●	Are Not Bank Guaranteed

The investment return and principal value of an investment in Daxor Corporation will fluctuate in part as the prices of the individual securities in which it invests fluctuate, so that your shares, when sold, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of Daxor and Daxor’s operating business carefully before investing. For a free copy of the Company’s definitive prospectus (when available), which contains this and other information, call the Company at 1-212- 330-8500.

This shareholder report must be preceded or accompanied by the Company’s prospectus for individuals who are not current shareholders of the Company.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Corporation uses to determine how to vote proxies relating to the Company’s portfolio securities, as well as information relating to portfolio securities during the 6 month period ended June 30, (i) is available, without charge and upon request, by calling 1-212-330-8500; and (ii) on the U.S. Securities and Exchange Commission’s website.

Disclosure of Portfolio Holdings

The SEC has adopted the requirement that all investment companies file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Company’s Form N-Q for March 31, 2013, reporting portfolio securities held by the Company, is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

27

Daxor Corporation

Privacy Policy

The Company and Your Personal Privacy-

Daxor Corporation is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

What Kind of Non-Public Information do we Collect About you if you Become a Shareholder?

Daxor Corporation does not collect non-public information about our shareholders.

What Information do we disclose and to whom do we disclose It?

We do not disclose any non-public personal information about our customers or former customers of our operating division to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect Your Personal Information?

We restrict access to non-public personal information about our customers or former customers to the people who need to know that information in order to perform their jobs or provide services to you. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

28

Daxor Corporation

About the Corporation’s Directors and Officers

The Corporation is governed by a Board of Directors that meets to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Corporation’s directors are independent of Daxor Corporation.; the only “inside” director is an officer and director of Daxor Corporation. The Board of Directors elects the Corporation’s officers, who are listed in the table. The business address of each director and officer is 350 Fifth Avenue, Suite 7120, New York, NY 10118.

Independent Directors

Name Date of Birth Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
James Lombard December 26, 1934 1989	Director of Administrative Services Division, New York City Council (Retired) No Directorships

Martin S. Wolpoff September 25, 1942 1989	Educational Consultant, Director Administration Community School District (Retired) No Directorships

Robert Willens October 23, 1946 2002	President & CEO, Robert Willens LLC. EGA Emerging Shares Global Trust

Bernhard Saxe, Esq. November 2, 1938 2008	Partner, Foley & Lardner LLP (retired 02/04) Registered Patent Attorney No Directorships

Inside Directors

Name Date of Birth Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Joseph Feldschuh, M.D. June 10, 1935 1974	Chairman of the Board of Directors and President of Daxor Corporation. No Directorships

Michael Feldschuh November 6, 1969 2013	President of Aristarc Capital LLC No Directorships

Officers

Name Date of Birth Title	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Joseph Feldschuh, M.D. June 10, 1935 Chairman of the Board of Directors and President	See Above

David Frankel November 27, 1960 Chief Financial Officer	Chief Financial Officer of Daxor Corporation since January 1, 2007. Chief Compliance Officer of Daxor Corporation since January 1, 2012 No Directorships

The Fund’s Statement of Additional Information includes additional information about the Directors and is available free of charge, upon request, by calling toll-free at 1-212-330-8500.

29

Daxor Corporation

June 30, 2013

ITEM 2. CODE OF ETHICS

Not applicable-only effective for annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable-only effective for annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable - only effective for annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable - only effective for annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable - only effective for annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Our Annual Meeting of Stockholders was held on June 26, 2013.

The individuals named below were elected as directors, each to serve until the next Annual Meeting or until his successor is duly elected and qualified. Shares voted were as follows:

Name of Director	For	Withheld
Joseph Feldschuh, M.D.	3,360,586	287,888
Michael Feldschuh	3,360,586	287,888
Robert Willens	3,640,766	7,708
James A. Lombard	3,640,765	7,709
Martin S. Wolpoff	3,483,206	165,268
Bernhard Saxe, Esq.	3,640,665	7,809
30

 Daxor Corporation

June 30, 2013

At such meeting, the stockholders approved Proposal 2, ratifying the approval of Rotenberg, Meril Solomon Bertiger & Guttilla PC as our independent registered accounting firm. The votes for Proposal 2 were as follows:

For	Against	Abstain
3,645,289	1,501	1,684

There have been no material changes to the procedures by which shareholders may recommend nominees to the company’s Board of Directors.

31

 Daxor Corporation

June 30, 2013

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) within 90 days of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the 1940 Act and Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.

32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Daxor Corporation.

By:	/s/ Joseph Feldschuh
Name: Joseph Feldschuh, President
Title: (Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

David Frankel.

By:	/s/ David Frankel
Name: David Frankel
Title: Chief Financial Officer(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: August 23, 2013

33